As filed with the Securities and Exchange Commission on July  1, 2004
                                     Investment Company Act file number 811-3522

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: October 31, 2004
Date of reporting period: April 30, 2004

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200
================================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period November 1, 2003 through April 30, 2004.

The Fund had net assets of $377,624,179 and 2,882 active shareholders.

Effective July 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,

\s\Steven W. Duff

Steven W. Duff
President
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
--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Put Bonds (b) (6.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  City and County of Honolulu, HI GO - Series 2001C
             Insured by FGIC                                                     12/02/04     1.18%   $ 5,000,000     P1       A1+
  2,600,000  Clipper Tax Exempt COPS - Series 2001
             Insured by MBIA Insurance Corp.                                     09/08/04     1.05      2,600,000   VMIG-1
  3,430,000  Clipper Tax Exempt COPS - Series 2001-3
             Insured by MBIA Insurance Corp.                                     09/08/04     1.05      3,430,000   VMIG-1
  5,000,000  Houston, TX Independent School District
             Limited Tax Schoolhouse & Refunding Bonds                           06/03/04     1.08      4,999,866   VMIG-1     A1+
  2,385,000  Marietta, GA Housing Authority (Falls at Bells Ferry)               01/15/05     1.25      2,385,000   VMIG-1
  5,000,000  Metropolitan Government of Nashville & Davidson  Counties, TN
             (Vanderbilt University) - Series 1985A                              01/15/05     1.05      5,000,000   VMIG-1     A1+
  2,680,000  Pooled Puttable Floating Option Tax Exempt Receipts -
             Series PPT-33
             LOC Merrill Lynch & Company, Inc.                                   06/17/04     0.95      2,680,000              A1+
-----------                                                                                           -----------
 26,095,000  Total Put Bonds                                                                           26,094,866
-----------                                                                                           -----------
Revenue Bonds (2.81%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000  Commonwealth of Puerto Rico Public Improvement Refunding Bonds,
             Series 2001 TICs/TOCs Trust - Series 2001-1
             Insured by FSA                                                      05/26/04     0.95%   $10,000,000              A1+
    615,000  Lakehaven, WA Utility District RB (Water & Sewer) (c)
             Insured by AMBAC Indemnity Corp.                                    12/01/04     1.15        615,000
-----------                                                                                           -----------
 10,615,000  Total Revenue Bonds                                                                       10,615,000
-----------                                                                                           -----------
Tax Exempt Commercial Paper (13.49%)
------------------------------------------------------------------------------------------------------------------------------------
$15,075,000  Broward County, FL  - Series A                                      05/07/04     1.08%   $15,075,000   VMIG-1     A1+
 10,000,000  City of Mount Vernon, IN Pollution Control & Solid Waste
             Disposal RB (General Electric Company)                              08/10/04     1.00     10,000,000     P1       A1+
  6,500,000  Jacksonville, FL Electric Authority (Electric System) - Series B    06/07/04     1.05      6,500,000   VMIG-1     A1+
  4,000,000  Jacksonville, FL HFA HRB - Series 2003B
             LOC Bank of America                                                 12/22/04     0.98      4,000,000              A1+
  6,000,000  Maryland Health & Higher Education Authority
             (Johns Hopkins Hospital)                                            07/14/04     0.95      6,000,000     P1       A1+
  5,382,000  Sunshine State Government Finance Revenue Notes - Series E          07/22/04     1.03      5,382,000     P1       A1+
  4,000,000  Texas PFA - Series B                                                07/07/04     0.92      4,000,000     P1       A1
-----------                                                                                           -----------
 50,957,000  Total Tax Exempt Commercial Paper                                                         50,957,000
-----------                                                                                           -----------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt General Obligation Notes & Bonds (24.36%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  Atwater-Cosmos-Grove City, MN Independent
             School District # 2396 (c)                                          08/16/04     1.00%   $ 2,002,884
    950,000  Brown Deer, WI School District TRAN (c)                             10/20/04     1.15        950,219
  5,000,000  Charleston County, SC School District BAN - Series 2004             11/04/04     0.96      5,026,430    MIG-1    SP-1+
  1,500,000  Drummond, WI Area School District TRAN (c)                          11/01/04     1.20      1,500,518
  2,750,000  East Troy, WI Community School District TRAN (c)                    09/30/04     1.17      2,750,330
  2,000,000  Edgerton, WI School District TRAN (c)                               10/29/04     1.15      2,000,485
  9,000,000  Elkhart County, IN TAN
             (Elkhart Community Schools) - Series A (c)                          12/31/04     1.25      9,002,928
  5,000,000  Elkhorn, WI Area School District TRAN (c)                           08/24/04     1.10      5,000,762
  1,310,000  Fulda, MN Independent School District # 505 GO - Series A (c)       09/30/04     1.18      1,313,063
  2,400,000  Grafton, WI School District TRAN (c)                                06/25/04     1.10      2,400,357
  1,500,000  Greendale, WI School District TRAN (c)                              09/22/04     1.15      1,500,290
  4,500,000  Howard - Suamico, WI School District TRAN (c)                       08/23/04     1.14      4,501,528
  1,400,000  Jefferson, WI School District TRAN (c)                              09/10/04     1.10      1,400,496
    980,000  Lake County, WI School District TRAN (c)                            09/28/04     1.15        980,393
  3,000,000  Lebanon City, OH School District School Facility
             Construction & Improvement Notes                                    08/12/04     1.07      3,003,099    MIG-1
  1,750,000  Lowell, MI Area School District GO - Series 2004 (c)                09/01/04     1.05      1,750,000
    935,000  Marshall Cottage Grove, WI Joint School District TRAN (c)           09/08/04     1.13        935,390
  4,230,000  Mississippi Bend Area Education GO - Series 2003 (c)                07/29/04     1.05      4,234,577
  4,000,000  Pewaukee, WI School District TRAN (c)                               09/10/04     1.22      4,000,420
  3,000,000  Rhinelander, WI School District TRAN (c)                            09/23/04     1.12      3,000,462
  5,000,000  Salt Lake City, UT TAN (c)                                          06/30/04     0.90      5,008,932
  2,400,000  Sauk Prairie, WI School District TAN (c)                            09/03/04     1.12      2,400,642
  1,750,000  Sheboygan Falls, WI School District TRAN (c)                        09/29/04     1.17      1,750,570
  7,000,000  State of Illinois                                                   05/15/04     0.96      7,001,430    MIG-1    SP-1+
  5,000,000  State of Texas TRAN                                                 08/31/04     1.12      5,014,512    MIG-1    SP-1+
  2,000,000  Strafford County, NH TAN (c)                                        12/30/04     1.05      2,009,210
  1,000,000  Strafford County, NH TAN (c)                                        12/30/04     1.10      1,004,279
  1,700,000  Sturgeon Bay, WI School District TRAN (c)                           10/27/04     1.17      1,700,410

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   600,000  Swallow, WI School District TRAN (c)                                10/28/04     1.20%   $   600,320
  1,700,000  Tomahawk, WI School District TAN (c)                                10/21/04     1.17      1,700,635
  2,320,000  Town of Lee, MA BAN                                                 05/17/04     1.00      2,320,503             SP-1+
    595,000  Twin Lakes, WI School District #4 TRAN (c)                          10/07/04     1.20        595,535
  1,550,000  Waterloo, WI School District TRAN (c)                               09/21/04     1.19      1,550,655
  1,400,000  Williams Bay School District TRAN (c)                               08/23/04     1.14      1,400,686
    660,000  Wilmot, WI School District TRAN (Wilmot Union High School) (c)      11/01/04     1.19        660,522
-----------                                                                                           -----------
 91,880,000  Total Tax Exempt General Obligation Notes & Bonds                                         91,973,472
-----------                                                                                           -----------
Variable Rate Demand Instruments (d) (45.16%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,870,000  Burke County, GA Development Authority PCRB
             (Oglethorpe Power Corporation) - Series A
             Insured by FGIC                                                     01/01/19     1.08%   $ 3,870,000   VMIG-1     A1+
  2,000,000  City of Manitowac, WI MHRB (Great Lakes Training) - Series A        08/01/37     1.34      2,000,000   VMIG-1
  3,000,000  City of Wilmington, DE (Delaware Art Museum, Inc.) - Series 2003
             LOC Allied Irish Bank                                               10/01/37     1.08      3,000,000   VMIG-1
  5,000,000  Collier County, FL Educational Facilities Authority
             (International College Project)
             LOC Fifth Third Bank                                                04/01/28     1.09      5,000,000              A1+
  2,800,000  Connecticut State Development Authority Health Care RB
             (Independent Living Project)
             LOC Chase Manhattan Bank, N.A.                                      07/01/15     1.08      2,800,000   VMIG-1
  7,300,000  Cuyahoga County, OH HRB
             (The Metrohealth System) - Series 2003
             LOC Key Bank, N.A.                                                  03/01/33     1.13      7,300,000   VMIG-1
 10,000,000  Dade County, FL RB (Water and Sewer System)
             Insured by FGIC                                                     10/05/22     1.07     10,000,000   VMIG-1     A1+
    400,000  Dekalb County, GA Development Authority IDRB
             (Pet Inc. Project) (c)
             LOC BNP Paribas                                                     02/01/05     1.10        400,000
  1,900,000  Duluth, MN EDA Health Care (Miller - Dwan Medical Center Project)
             LOC US Bank, N.A.                                                   06/01/19     1.15      1,900,000              A1+
    100,000  Fairfax, VA IDA (Fairfax Hospital System, Inc.)                     10/01/25     1.05        100,000   VMIG-1     A1+
  1,000,000  Florida Finance Authority Continuing Care Retirement
             Commission RB (Glenridge Capital Project) - Series 2002C
             LOC Bank of Scotland                                                06/01/12     1.10     1,000,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000  Florida HFA MHRB (Hampton Lakes) - Series U
             LOC Credit Suisse First Boston                                      07/01/08     1.12%   $ 2,400,000              A1+
  1,900,000  Florida HFA MHRB (Huntington) - Series GGG
             LOC HSBC Bank US                                                    12/01/13     1.10      1,900,000              A1+
  1,000,000  Florida HFA MHRB (Town Colony) - Series EE
             LOC Credit Suisse First Boston                                      09/01/08     1.12      1,000,000              A1+
  2,045,000  Franklin County, OH RB
             (The Villas at Saint Therese Project) - Series 1997F (c)
             LOC Fifth Third Bank                                                10/01/22     1.12      2,045,000
  7,200,000  Fulton County, GA Development Authority IRB
             (Siemens Energy Inc. Project)                                       12/15/14     1.13      7,200,000   VMIG-1
  1,000,000  Greensboro, NC Public Improvement - Series B                        04/01/14     1.10      1,000,000   VMIG-1     A1+
 10,000,000  Harris County, TX IDC RB (Odfjell Terminal Project)
             LOC Danske Bank                                                     02/01/20     1.08     10,000,000              A1+
  2,835,000  Henderson, NV Public Improvement MHRB Pueblo I-A
             LOC Credit Suisse First Boston                                      08/01/26     1.19      2,835,000              A1+
  3,400,000  Illinois Development Finance Authority RB
             (Glenwood School for Boys)
             LOC Harris Trust & Savings Bank                                     02/01/33     1.08      3,400,000              A1+
  4,700,000  Illinois Development Finance Authority (James Jordan Boys & Girls
             Club & Family Life Center Project) - Series 1995
             LOC American National Bank                                          08/01/30     1.11      4,700,000              A1+
  2,200,000  Illinois Development Finance Authority RB
             (Trinity International University)
             LOC Firstar Bank                                                    10/01/30     1.14      2,200,000              A1
    300,000  Indiana HFFA RB (Access Designated PG-B)
             LOC Comerica Bank                                                   01/01/16     1.09        300,000              A1
  3,000,000  Jackson County, MI EDC (Thrifty Leoni) (c)
             LOC Bank One                                                        12/01/14     1.09      3,000,000
  2,600,000  Jacksonville, FL University (Health Science Center ) - Series 1989  07/01/19     1.12      2,600,000   VMIG-1
  6,700,000  Kansas State Highway RB
             (Department of Transportation) - Series C-2                         09/01/19     1.07      6,700,000   VMIG-1     A1+
  9,790,080  Koch Floating Rate Trust - Series 1
             Insured by AMBAC Indemnity Corp.                                    05/03/04     1.34      9,790,080              A1+
  2,500,000  Lakeview, MI School District
             (School Building & Site B) - Series 2002                            05/01/32     1.08      2,500,000              A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000  Latrobe, PA IDA RB (Diocese of Greensburg)
             LOC Allied Irish Bank                                               06/01/33     1.15%   $ 2,500,000   VMIG-1
  4,700,000  Lubbock, TX Educational Facilities Authority
             (Lubbock Christian University)                                      05/01/29     1.18      4,700,000   VMIG-1
  3,990,000  Miami - Dade County, FL ROCS II - R - Series 4047
             (Water and Sewer)
             Insured by MBIA Insurance Corp.                                     10/01/13     1.15      3,990,000              A1+
  1,700,000  Missouri HEFA (De Smet Jesuit High School) - Series 2002
             LOC US Bank, N.A                                                    11/01/27     1.15      1,700,000              A1
     20,000  Missouri State HEFA (St. Francis Medical Center) - Series A
             LOC Dexia CLF                                                       06/01/26     1.10         20,000              A1+
  3,550,000  Montgomery County, MD EDC RB
             (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
             LOC First National Bank of Maryland                                 01/01/16     1.24      3,550,000              A1
  4,440,000  Munimae National TICs/TOCs Trust
             Insured by MBIA Insurance Corp.                                     10/01/40     1.22      4,440,000              A1+
  3,200,000  New Britain, CT GO - Series B (c)
             Insured by AMBAC Indemnity Corp.                                    04/01/20     1.09      3,200,000
  1,700,000  Oregon State GO - Series 73H
             LOC Bayeriche Landesbank                                            12/01/19     1.05      1,700,000   VMIG-1     A1+
  2,500,000  Orlando, FL Utilities Commission (Water and Electric)               10/01/17     1.08      2,500,000              A1+
  7,350,000  Phoenix, AZ IDA MHRB Refunding
             (Bell Square Apartments Project) - Series 1995
             LOC General Electric Capital Corporation                            06/01/25     1.13      7,350,000              A1+
  3,500,000  Phoenix, AZ IDA MHRB Refunding
             (Paradise Lake Apartments Project) - Series 1995
             LOC General Electric Capital Corporation                            07/01/25     1.13      3,500,000              A1+
  2,000,000  Port Orange, FL RB (Palmer College) - Series 2002
             LOC LaSalle National Bank                                           10/01/32     1.12      2,000,000              A1+
    950,000  Richmond, VA Capital Region Airport
             (Richmond International Airport)
             Insured by AMBAC Indemnity Corp.                                    07/01/25     1.12        950,000   VMIG-1     A1+
  2,900,000  Salina, KS (Dillards Project) (c)
             LOC Bank of America                                                 12/01/14     1.30      2,900,000
    400,000  Southeast Georgia Health System
             (Glynn-Brunswick Memorial Hospital)
             Insured by MBIA Insurance Corp.                                     08/01/16     1.07        400,000   VMIG-1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,840,000  St. Cloud, MN Commercial Development (Kelly Inn Project) (c)
             LOC First Bank of South Dakota                                      04/01/13     1.24%   $ 1,840,000
  1,000,000  St. Paul, MN Housing & Redevelopment Authority RB
             (Public Radio Project) - Series 2002
             LOC Allied Irish Bank                                               05/01/22     1.15      1,000,000   VMIG-1
    400,000  State of Connecticut HEFA
             (Hospital of Saint Raphael Project) - Series K
             LOC KBC Bank                                                        07/01/22     1.04        400,000   VMIG-1
    515,000  Suffolk, VA Redevelopment and Housing Authority
             (Oak Spring Apartments LLC)
             Guaranteed by Federal Home Loan Mortgage Corporation                12/01/19     1.08        515,000   VMIG-1
  2,000,000  Sunshine State Government Financing Commission RB -
             Series 1986
             Insured by AMBAC Indemnity Corp.                                    07/01/16     1.08      2,000,000   VMIG-1
  2,015,000  Tulsa, OK IDA (Indiana Health Care Project) (c)
             LOC Bank One                                                        06/01/14     1.23      2,015,000
  6,400,000  University of North Carolina at Chapel Hill RB - Series 2001C       12/01/25     1.05      6,400,000   VMIG-1     A1+
  4,500,000  University of Southern Indiana (Student Fee) - Series G
             LOC Bank One                                                        10/01/19     1.11      4,500,000   VMIG-1     A1
  3,000,000  Vancouver, WA Housing Authority (Village Park Apartments)
             LOC US Bank, N.A.                                                   11/02/05     1.13      3,000,000              A1
    925,000  Virginia College Building Authority
             (University of Richmond Project)                                    11/01/26     1.08        925,000   VMIG-1
  1,600,000  Washington State Public Power Supply
             (Nuclear Project #1) - Series 1993A
             LOC Bank Of America                                                 07/01/17     1.07      1,600,000   VMIG-1     A1+
-----------                                                                                           -----------
170,535,080  Total Tax Exempt Variable Rate Demand Instruments                                        170,535,080
-----------                                                                                           -----------
Variable Rate Demand Instrument - Participation Note (d) (0.02%)
------------------------------------------------------------------------------------------------------------------------------------
$    66,720  The Woodlands Fire Dept., Inc. Tax Exempt Loan
             LOC Chase Manhattan Bank, N.A.                                      06/30/06     2.20%   $    66,720     P1       A1+
-----------                                                                                           -----------
     66,720  Total Variable Rate Demand Instrument - Participation Note                                    66,720
-----------                                                                                           -----------
Variable Rate Demand Instruments - Private Placements (d) (6.53%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,589,000  Anaheim, CA Housing Authority MHRB
             (West Anaheim Royale Project) - Series 1985C
             LOC Union Bank of California                                        12/01/15     2.40%   $ 3,589,000     P1       A2

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,454,000  Anaheim, CA (West Anaheim Convalescent Home)
             LOC Union Bank of California                                        12/01/15     2.40%  $  2,454,000     P1       A2
  3,568,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
             LOC Union Bank of California                                        12/01/15     2.40      3,568,000     P1       A2
  1,775,935  Franklin County, OH EDRB
             (Norwich Limited Partnership Project) - Series 1985
             LOC Huntington National Bank                                        10/01/05     2.72      1,775,935     P1       A1
  1,500,000  Harford County, MD EDRB
             (Harrigan Roller Company, Inc. Project) - Series 1984
             LOC Dresdner Bank, A.G.                                             12/28/14     2.40      1,500,000     P1       A1
  4,270,000  Howard County, MD RB (The Bluffs & Hawthorne Apartment
             Facility) - Series 1995
             LOC First National Bank of Maryland                                 12/01/20     1.19      4,270,000     P1       A1
    181,000  King County, WA EECRB
             (Arensberg Investments Project) - Series 1984
             LOC Bank of America                                                 01/01/05     2.60        181,000     P1       A1+
  2,139,400  West Jordan, UT IDRB
             (The Lynn Partnership Nursing Home Project) - Series 1985
             LOC Bank of America                                                 07/01/15     2.60      2,139,400     P1       A1+
  2,000,000  Wood Dale, IL IDRB
             (Bohler Bros. of America, Inc.  Project) - Series 1985
             LOC Creditanstalt-Bankverein                                        06/01/10     2.40      2,000,000     P1       A2
  3,170,000  York County IDA RB
             (York Outlet Mall Limited Partnership Project) - Series 1987
             LOC Manufacturers & Traders Bank & Trust                            12/01/14     1.19      3,170,000     P1       A1
-----------                                                                                          ------------
 24,647,335  Total Variable Rate Demand Instruments - Private Placements                               24,647,335
-----------                                                                                          ------------
             Total Investments (99.28%) (cost $374,889,473+)                                          374,889,473
             Cash and other assets, net of liabilities (0.72%)                                          2,734,706
                                                                                                     ------------
             Net Assets (100.00%)                                                                    $377,624,179
                                                                                                     ============
             Net Asset Value, offering and redemption price per share:
             Class A shares,         96,334,132 shares outstanding (Note 3)                          $       1.00
                                                                                                     ============
             Class B shares,        234,629,230 shares outstanding (Note 3)                          $       1.00
                                                                                                     ============
             Thornburg shares,        9,980,916 shares outstanding (Note 3)                          $       1.00
                                                                                                     ============
             First Southwest shares, 36,872,157 shares outstanding (Note 3)                          $       1.00
                                                                                                     ============

              +    Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
    BAN      =   Bond Anticipation Note                         IDC      =   Industrial Development Corporation
    COPS     =   Certificates of Participation                  IDRB     =   Industrial Development Revenue Bond
    EDA      =   Economic Development Authority                 IRB      =   Industrial Revenue Bond
    EDC      =   Economic Development Corporation               LOC      =   Letter of Credit
    EDRB     =   Economic Development Revenue Bond              MHRB     =   Multi-Family Housing Revenue Bond
    EECRB    =   Economic Enterprise Corporation Revenue Bond   PCRB     =   Pollution Control Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PFA      =   Public Finance Authority
    FSA      =   Financial Security Assurance, Inc.             RB       =   Revenue Bond
    GO       =   General Obligation                             RDRB     =   Residential Development Revenue Bond
    HEFA     =   Health & Education Facilities Authority        ROCS     =   Reset Option Certificates
    HFA      =   Housing Finance Authority                      TAN      =   Tax Anticipation Note
    HFFA     =   Health Facility Finance Authority              TICs     =   Trust Inverse Certificates
    HRB      =   Hospital Revenue Bond                          TOCs     =   Tender Option Certificates
    IDA      =   Industrial Development Authority               TRAN     =   Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2004
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:

    Interest.............................................................................     $  2,347,122
                                                                                               -----------
Expenses: (Note 2)

    Investment management fee............................................................          682,606

    Administration fee...................................................................          441,068

    Distribution fee (First Southwest shares)............................................           54,016

    Shareholder servicing fee (Class A shares)...........................................          132,364

    Shareholder servicing fee (Thornburg shares).........................................           13,508

    Shareholder servicing fee (First Southwest shares)...................................           54,016

    Custodian expenses...................................................................           14,804

    Shareholder servicing and related shareholder expenses+..............................          136,784

    Legal, compliance and filing fees....................................................          186,142

    Audit and accounting.................................................................           93,468

    Directors' fees and expenses.........................................................           15,866

    Miscellaneous........................................................................           13,728
                                                                                               -----------
     Total expenses......................................................................        1,838,370

     Less:   Expense paid indirectly (Note 2)............................................     (      2,523)

             Fees waived (Note 2)........................................................     (     54,910)
                                                                                               -----------
     Net expenses........................................................................        1,780,937
                                                                                               -----------
Net investment income....................................................................          566,185
REALIZED GAIN ON INVESTMENTS
Net realized gain on investments.........................................................              -0-
                                                                                               -----------
Increase in net assets from operations...................................................     $    566,185
                                                                                               ===========

+ Includes class specific transfer agency expenses of $42,356, $65,039 and $4,323 for Class A, Class B and Thornburg shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                      Six Months
                                                                         Ended                   Year
                                                                    April 30, 2004              Ended
                                                                      (Unaudited)          October 30, 2003
                                                                       ---------           ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income..........................................  $      566,185          $    1,748,360
   Net realized gain on investments...............................            -0-                    3,006
                                                                     -------------           -------------
   Increase in net assets from operations.........................         566,185               1,751,366
Dividends to shareholders from net investment income:
   Class A shares.................................................  (       62,462)*        (      308,702)*
   Class B shares.................................................  (      477,740)*        (    1,352,324)*
   Thornburg shares...............................................  (        6,396)*        (       22,286)*
   First Southwest shares.........................................  (       19,587)*        (       65,048)*
Capital share transactions (Note 3):
   Class A shares.................................................  (   13,640,512)         (   18,794,276)
   Class B shares.................................................  (   41,179,738)             13,375,458
   Thornburg shares...............................................  (    1,595,631)              3,295,731
   First Southwest shares.........................................         164,553              17,380,507
                                                                     -------------           -------------
      Total (decrease) increase...................................  (   56,251,328)             15,260,426
Net assets:
   Beginning of period............................................     433,875,507             418,615,081
                                                                     -------------           -------------
   End of period..................................................  $  377,624,179          $  433,875,507
                                                                     =============           =============

   Undistributed net investment income............................  $          -0-          $          -0-
                                                                     =============           =============

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
1.   Summary of Accounting Policies (Continued)

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at the annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended April 30, 2004, the Distributor voluntarily waived the following fees:

Shareholder servicing fees - Class A shares                   $  15,884
Shareholder servicing fees - Thornburg shares                     1,621
Shareholder servicing fees - First Southwest shares                 674
Distribution fees - First Southwest shares                       36,731


The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $94,724 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

For the period ended April 30, 2004, the Fund had the following expense offsets:


Custodian expenses                          $   1,931
Shareholder servicing and related
      shareholder expenses                        592

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3.   Capital Stock

At April 30, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $377,649,322. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months Ended                         Year
                                                 April 30, 2004                         Ended
Class A shares                                     (Unaudited)                     October 31, 2003
--------------                                      ---------                      ----------------
Sold......................................         217,157,248                         451,314,282
Issued on reinvestment of dividends.......              51,421                             286,103
Redeemed..................................     (   230,849,181)                    (   470,394,661)
                                                --------------                      --------------
Net decrease..............................     (    13,640,512)                    (    18,794,276)
                                                ==============                      ==============

Class B shares
--------------
Sold......................................         422,276,751                         683,544,050
Issued on reinvestment of dividends.......             373,015                           1,111,772
Redeemed..................................     (   463,829,504)                    (   671,280,364)
                                                --------------                      --------------
Net (decrease) increase...................     (    41,179,738)                         13,375,458
                                                ==============                      ==============

Thornburg shares
----------------
Sold......................................           4,327,539                          19,450,595
Issued on reinvestment of dividends.......               6,175                              24,566
Redeemed..................................     (     5,929,345)                    (    16,179,430)
                                                --------------                      --------------
Net (decrease) increase...................     (     1,595,631)                          3,295,731
                                                ==============                      ==============

First Southwest shares
----------------------
Sold......................................          79,193,999                         154,766,562
Issued on reinvestment of dividends.......              19,642                              67,929
Redeemed..................................     (    79,049,088)                    (   137,453,984)
                                                --------------                      --------------
Net increase..............................             164,553                          17,380,507
                                                ==============                      ==============


4.   Liabilities
At April 30, 2004, the Fund had the following liabilities:


Fees payable to Affiliates*...............       $      192,763
Dividends payable.........................               35,294
Accrued other payables....................               60,286
                                                 --------------
   Total liabilities......................       $      288,343
                                                 ==============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


5. Tax Information

Accumulated undistributed realized losses at October 31, 2003 amounted to $25,143. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire in varying amounts through October 31, 2010.

At October 31, 2003, the Fund has undistributed tax exempt income of $34,948 for income tax purposes included in dividends payable.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Financial Highlights



                                            Six Months Ended                    Year Ended October 31,
CLASS A shares                                April 30, 2004 ----------------------------------------------------------
--------------                                 (Unaudited)     2003         2002         2001        2000        1999
                                                ---------    ---------    ---------    ---------   ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $  1.00      $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                ---------    ---------    ---------    ---------   ---------   ---------
Income from investment operations:
  Net investment income........................    0.001        0.002        0.007        0.025       0.031       0.024
Less distributions:
  Dividends from net investment income......... (  0.001 )   (  0.002 )   (  0.007 )   (  0.025 )  (  0.031 )  (  0.024 )
                                                 --------     --------     --------     --------    --------    --------
Net asset value, end of period................. $  1.00      $  1.00      $  1.00      $  1.00      $ 1.00     $  1.00
                                                =========    =========    =========    =========   =========   =========
Total Return...................................    0.06%(a)     0.25%        0.73%        2.58%       3.17%       2.42%
Ratios/Supplemental Data
Net assets, end of period (000)................ $  96,285    $ 109,926    $ 128,709    $ 146,799   $ 177,209   $ 323,100
Ratios to average net assets:
  Expenses, net of fees waived (b).............    1.00%(c)     1.00%        0.97%        0.92%       0.99%       0.98%
  Net investment income........................    0.12%(c)     0.25%        0.73%        2.60%       3.05%       2.39%
  Expenses paid indirectly.....................    0.00%(c)     0.00%        0.00%        0.00%       0.00%       0.00%
  Shareholder servicing fees waived............    0.03%(c)     0.04%        0.00%        0.00%       0.00%       0.00%


                                            Six Months Ended                    Year Ended October 31,
CLASS B shares                                April 30, 2004 -----------------------------------------------------------
--------------                                 (Unaudited)     2003         2002         2001        2000        1999
                                                ---------    ---------    ---------    ---------   ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $  1.00      $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                ---------    ---------    ---------    ---------   ---------   ---------
Income from investment operations:
  Net investment income........................    0.002        0.005        0.010        0.028       0.035       0.027
Less distributions:
  Dividends from net investment income......... (  0.002 )   (  0.005 )   (  0.010 )   (  0.028 )  (  0.035 )  (  0.027 )
                                                 --------     --------     --------     --------    --------    --------
Net asset value, end of period................. $  1.00      $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                =========    =========    =========    =========   =========   =========
Total Return...................................    0.18%(a)     0.49%        1.05%        2.85%       3.52%       2.74%
Ratios/Supplemental Data
Net assets, end of period (000)................ $ 234,510    $ 275,687    $ 262,311    $ 406,013   $ 431,704   $ 291,708
Ratios to average net assets:
  Expenses (b).................................    0.75%(c)     0.75%        0.66%        0.65%       0.65%       0.67%
  Net investment income........................    0.37%(c)     0.49%        1.05%        2.86%       3.50%       2.71%
  Expenses paid indirectly.....................    0.00%(c)     0.00%        0.00%        0.00%       0.00%       0.00%


(a)  Not Annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
5. Financial Highlights (Continued)


                                           Six Months Ended         Years Ended October 31,              February 8, 2000
                                             April 30, 2004  -----------------------------------    (Commencement of Offering) to
Thornburg shares                               (Unaudited)     2003         2002         2001            October 31, 2000
----------------                                ---------    ---------    ---------    ---------         ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $  1.00      $  1.00      $  1.00      $  1.00               $  1.00
                                                ---------    ---------    ---------    ---------             ---------
Income from investment operations:
  Net investment income........................    0.001        0.002        0.007        0.025                 0.024
Less distributions:
  Dividends from net investment income......... (  0.001 )   (  0.002 )   (  0.007 )   (  0.025 )            (  0.024 )
                                                 --------     --------     --------     --------              --------
Net asset value, end of period................. $  1.00      $  1.00      $  1.00      $  1.00               $  1.00
                                                =========    =========    =========    =========             =========
Total Return...................................    0.06%(a)     0.25%        0.73%        2.58%                 2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................ $   9,976    $  11,572    $   8,277    $   4,039             $   1,941
Ratios to average net assets:
  Expenses, net of fees waived (b).............    1.00%(c)     1.00%        0.97%        0.92%                 0.99%(c)
  Net investment income........................    0.12%(c)     0.25%        0.73%        2.60%                 3.05%(c)
  Expenses paid indirectly.....................    0.00%(c)     0.00%        0.00%        0.00%                 0.00%(c)
  Shareholder servicing fees waived............    0.03%(c)     0.04%        0.00%        0.00%                 0.00%(c)


                                                     Six Months Ended         Year Ended                  August 5, 2002
                                                      April 30, 2004          October 31,           (Commencement of Offering) to
First Southwest shares                                  (Unaudited)              2003                    October 31, 2002
----------------------                                   ---------             ---------                 ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................   $  1.00               $  1.00                       $  1.00
                                                         ---------             ---------                     ---------
Income from investment operations:
  Net investment income...............................      0.000                 0.002                         0.002
Less distributions:
  Dividends from net investment income................   (  0.000 )            (  0.002 )                    (  0.002 )
                                                          --------              --------                      --------
Net asset value, end of period........................   $  1.00               $  1.00                       $  1.00
                                                         =========             =========                     =========
Total Return..........................................      0.05%(a)              0.23%                         0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000).......................   $  36,853             $  36,691                     $  19,318
Ratios to average net assets:
  Expenses, net of fees waived (b)....................      1.03%(c)              1.02%                         1.03%(c)
  Net investment income...............................      0.09%(c)              0.19%                         0.63%(c)
  Expenses paid indirectly............................      0.00%(c)              0.00%                         0.00%(c)
  Shareholder servicing and distribution fees waived..      0.17%(c)              0.19%                         0.08%(c)


(a)  Not Annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                 Directors and Officers Information
                                                           April 30, 2004+

----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
                        Position(s)    Term of Office    Principal Occupation(s)            Number of           Other
  Name, Address2,        Held with      and Length of          During Past              Portfolios in Fund   Directorships
      and Age               Fund        Time Served3             5 Years                     Complex           held by
                                                                                          Overseen by         Director
                                                                                      Director or Officer
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Disinterested Directors:
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Dr. W. Giles Mellon,     Director         1982       Professor Emeritus of          Director/Trustee of         N/A
 Age 73                                               Business Administration in     ten other portfolios
                                                      the Graduate School of
                                                      Management, Rutgers
                                                      University with which he has
                                                      been associated since 1966.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Robert Straniere,        Director         1983       Owner, Straniere Law Firm       Director/Trustee of      WPG Funds
 Esq.,                                                since 1980, New York State      ten other portfolios       Group
 Age 63                                               Assemblyman since 1981 and
                                                      counsel at Fisher, Fisher &
                                                      Berger since 1995.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Dr. Yung Wong,           Director         1982       Managing Director of Abacus     Director/Trustee of        N/A
 Age 65                                               Associates, an investment       ten other portfolios
                                                      firm, since 1996.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------


1 The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                 Directors and Officers Information
                                                     April 30, 2004+ (continued)
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
                       Position(s)    Term of Office    Principal Occupation(s)          Number of           Other
  Name, Address2,       Held with      and Length of          During Past                Portfolios       Directorships
      and Age              Fund        Time Served3             5 Years               in Fund Complex       held by
                                                                                    Overseen by Director    Director
                                                                                         or Officer
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Interested Directors/Officers:
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Steven W. Duff,        President and       1994       Manager and President of       Director/Trustee          N/A
 Age 50                 Director4                      Reich & Tang Asset             and/or Officer of
                                                       Management, LLC ("RTAM,        fifteen other
                                                       LLC"), a registered            portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1994.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Richard De Sanctis,   Treasurer and       1992        Executive Vice President       Officer of fifteen        N/A
 Age 47                Assistant                       and CFO of RTAM, LLC.          other portfolios
                       Secretary                       Associated with RTAM, LLC
                                                       since 1990.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Dawn Fischer,          Vice President      1985       Managing Director of           Officer of one            N/A
 Age 57                                                Thornburg Investment           portfolio
                                                       Management, Inc. with which
                                                       she has been associated
                                                       since 1982.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Molly Flewharty,       Vice President      1983       Senior Vice President of       Officer of fifteen        N/A
 Age 53                                                RTAM, LLC. Associated with     other portfolios
                                                       RTAM, LLC since 1977.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Rosanne Holtzer,       Secretary and       1998       Senior Vice President of       Officer of fifteen        N/A
 Age 39                 Assistant                      RTAM, LLC.  Associated with    other portfolios
                        Treasurer                      RTAM, LLC since 1986.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------
 Dana E. Messina,       Vice President      1982       Executive Vice President of    Officer of twelve         N/A
 Age 47                                                RTAM, LLC.  Associated with    other portfolios
                                                       RTAM, LLC since 1980.
----------------------- -------------- -------------- ---------------------------- ------------------------ ---------------

1 The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY
TAX FREE
INCOME
FUND, INC.

                               Semi-Annual Report
                                 April 30, 2004
                                   (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York  10286

Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020
DTF0404S

ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal h alf-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).
(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date July  1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date July  1, 2004

By (Signature and Title)* /s/ Richard DeSancits
                              Richard DeSanctis, Treasurer
Date July  1, 2004

* Print the name and title of each signing officer under his or her signature.